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45307-13 A (6/09)

                                  Prospectus Supplement dated June 1, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4                                   S-6503 G (5/09)       S-6504 G (5/09)
  ADVANTAGE(R) VARIABLE ANNUITY/RIVERSOURCE
  RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4
  ACCESS(R) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------



The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Commencing with contracts purchased on or after June 1, 2009, the Guaranteed Minimum Accumulation Benefit rider is no longer available for sale.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6503-17 A (6/09)

* Valid until next prospectus update